Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Accounts receivable, net
Accounts receivable	¥ 2,201,926	¥ 1,811,622
Allowance for doubtful accounts:
Balance at beginning of the year	(10,726)	(1,767)
Additions	(2,715)	(9,037)
Write-offs	492	78
Balance at end of the year	(12,949)	(10,726)
Accounts receivable, net of allowance for credit losses	¥ 2,188,977	¥ 1,800,896	$ 335,475